Financial Instruments - Summary of Detailed Information About Hedges (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about hedges [line items]
Financial liabilities for hedging - current	$ 12,456,104	$ 379,875	$ 12,516,971
Fair value hedge of borrowings denominated in foreign currencies [member]
Disclosure of detailed information about hedges [line items]
Financial asset for hedging - current	0	0	0
Financial liabilities for hedging - current	3,515,265	107,205	3,271,312
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedges [line items]
Financial asset for hedging - current	0	0	0
Financial liabilities for hedging - current	$ 8,940,839	$ 272,670	$ 9,245,659